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                                                       ------------------------
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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08529
                                  ----------------------------------------------

                                 MONTEAGLE FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6550 Directors Parkway             Abilene, Texas               79606
--------------------------------------------------------------------------------
       (Address of principal executive offices)                (Zip code)

                                Carl C. Peterson

Parkway Advisors, L.P.       6550 Directors Parkway       Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (325) 698-3868
                                                     ---------------------------

Date of fiscal year end:         August 31, 2008
                          ------------------------------------

Date of reporting period:       November 30, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
   PAR VALUE         U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 48.6%                                 VALUE
------------------------------------------------------------------------------------------------------------
                     FEDERAL FARM CREDIT BANK -- 6.5%
    $    500,000     4.63%(a), due 01/18/2008                                                   $    499,977
         200,000     6.82%, due 03/16/2009                                                           207,312
         250,000     5.375%, due 07/18/2011                                                          263,430
         400,000     5.00%, due 12/12/2012                                                           400,044
         250,000     6.00%, due 06/19/2013                                                           252,504
         300,000     5.40%, due 10/06/2015                                                           302,240
         250,000     5.98%, due 09/15/2016                                                           253,343
                                                                                                ------------
                                                                                                   2,178,850
                                                                                                ------------
                     FEDERAL HOME LOAN BANK -- 17.6%
         250,000     5.125%, due 06/18/2008                                                          250,845
         250,000     5.00%, due 01/26/2009                                                           250,377
         500,000     6.795%, due 06/30/2009                                                          523,263
         250,000     5.375%, due 07/17/2009                                                          256,456
         250,000     5.75%, due 05/15/2012                                                           268,204
         200,000     5.80%, due 06/12/2013                                                           205,253
         500,000     6.00%, due 06/18/2013                                                           504,944
         250,000     5.125%, due 08/14/2013                                                          262,761
         500,000     5.50%, due 08/28/2013                                                           512,742
         500,000     5.25%, due 06/18/2014                                                           529,269
         250,000     5.50%, due 08/25/2014                                                           259,824
         300,000     5.17%, due 09/22/2014                                                           300,533
         500,000     5.50%, due 10/19/2016                                                           512,176
         250,000     5.75%, due 03/13/2017                                                           254,632
         500,000     6.00%, due 07/27/2017                                                           525,913
         500,000     5.25%, due 11/08/2017                                                           512,267
                                                                                                ------------
                                                                                                   5,929,459
                                                                                                ------------
                     FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
         400,000     7.00%, due 03/15/2010                                                           428,830
         500,000     5.625%, due 03/15/2011                                                          529,184
         500,000     5.85%, due 04/11/2013                                                           503,115
       1,000,000     6.05%, due 08/15/2014                                                         1,011,534
         500,000     6.00%, due 08/18/2016                                                           515,028
         250,000     6.00%, due 08/25/2016                                                           253,175
                                                                                                ------------
                                                                                                   3,240,866
                                                                                                ------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.9%
         200,000     5.00%, due 12/13/2007                                                           200,031
         500,000     7.25%, due 01/15/2010                                                           536,106
         500,000     5.125%, due 07/20/2012                                                          500,802
         750,000     5.00%, due 08/02/2012                                                           782,254
         500,000     5.00%, due 03/02/2015                                                           521,076
         250,000     5.25%, due 03/24/2015                                                           250,720
         300,000     6.00%, due 09/01/2015                                                           300,000
         500,000     6.07%, due 05/12/2016                                                           504,129
         250,000     6.00%, due 08/22/2016                                                           253,223
         250,000     6.00%, due 08/29/2016                                                           252,977
         600,000     5.55%, due 02/16/2017                                                           618,502
         280,000     5.08%, due 06/24/2018                                                           278,510
                                                                                                ------------
                                                                                                   4,998,330
                                                                                                ------------

                     TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,979,389)            $ 16,347,505
                                                                                                ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
   PAR VALUE         CORPORATE BONDS -- 27.9%                                                        VALUE
------------------------------------------------------------------------------------------------------------
                     BANKS -- 7.5%
    $    250,000     Bank of America Corporation, 5.875%, due 02/15/2009                        $    254,611
         500,000     Bank of America Corporation, 4.875%, due 01/15/2013                             500,154
         750,000     First Tennessee Bank, 5.316%, due 12/08/2008                                    751,741
         500,000     SunTrust Bank, 6.375%, due 04/01/2011                                           523,431
         500,000     Wells Fargo & Co., 5.25%, due 12/01/2007                                        500,000
                                                                                                ------------
                                                                                                   2,529,937
                                                                                                ------------
                     COMPUTERS -- 3.0%
       1,000,000     International Business Machines Corp., 5.375%, due 02/01/2009                 1,007,924
                                                                                                ------------

                     DIVERSIFIED FINANCIAL SERVICES -- 2.9%
         500,000     American Express Co., 4.75%, due 06/17/2009                                     503,696
         500,000     CIT Group, Inc., 4.75%, due 12/15/2010                                          477,990
                                                                                                ------------
                                                                                                     981,686
                                                                                                ------------
                     ELECTRIC -- 0.7%
         250,000     Emerson Electric Co., 5.125%, due 12/01/2016                                    251,071
                                                                                                ------------

                     FOOD & BEVERAGES -- 4.8%
         300,000     Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011                                314,858
         500,000     Bottling Group LLC, 4.625%, due 11/15/2012                                      505,714
         250,000     Campbell Soup Co., 6.75%, due 02/15/2011                                        268,733
         500,000     Coca-Cola Co., 5.75%, due 03/15/2011                                            524,958
                                                                                                ------------
                                                                                                   1,614,263
                                                                                                ------------
                     HEALTH CARE - SERVICES -- 0.7%
         250,000     UnitedHealth Group, Inc., 5.00%, due 08/15/2014                                 243,707
                                                                                                ------------

                     HOUSEHOLD PRODUCTS -- 0.8%
         250,000     Kimberly-Clark Corp., 500%, due 08/15/2013                                      254,014
                                                                                                ------------

                     MINING -- 1.5%
         500,000     Alcoa, Inc., 5.375%, due 01/15/2013                                             502,675
                                                                                                ------------

                     OIL & GAS -- 2.3%
         250,000     ConocoPhillips, 5.50%, due 04/15/2013                                           259,997
         500,000     Shell International, 5.625%, due 06/27/2011                                     522,147
                                                                                                ------------
                                                                                                     782,144
                                                                                                ------------
                     PHARMACEUTICALS -- 2.3%
         500,000     Abbott Laboratories, 5.40%, due 09/15/2008                                      501,322
         250,000     Abbott Laboratories, 5.15%, due 11/30/2012                                      256,435
                                                                                                ------------
                                                                                                     757,757
                                                                                                ------------
                     RETAIL -- 0.8%
         250,000     Lowe's Cos., Inc., 5.60%, due 09/15/2012                                        258,005
                                                                                                ------------

                     TELECOMMUNICATIONS SERVICES -- 0.6%
         200,000     SBC Communications, Inc., 5.625%, due 06/15/2016                                203,271
                                                                                                ------------

                     TOTAL CORPORATE BONDS (Cost $9,417,217)                                    $  9,386,454
                                                                                                ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
   PAR VALUE         MORTGAGE-BACKED SECURITIES -- 15.0%                                             VALUE
------------------------------------------------------------------------------------------------------------
                     FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.7%
    $    379,370     Series 2840, 5.00%, due 08/15/2015                                         $    381,896
         249,446     Series 15-L, 7.00%, due 07/25/2023                                              260,426
         273,319     Series 3058, 5.50%, due 10/15/2035                                              274,363
                                                                                                ------------
                                                                                                     916,685
                                                                                                ------------

                     FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.5%
       1,100,000     Pool 386008, 4.52%, due 04/01/2013                                            1,102,882
         487,136     Pool 545759, 6.50%, due 07/01/2032                                              503,720
         182,280     Pool 754289, 6.00%, due 11/01/2033                                              185,775
         702,159     Pool 882684, 6.00%, due 06/01/2036                                              713,830
                                                                                                ------------
                                                                                                   2,506,207
                                                                                                ------------

                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.8%
         371,201     Pool 648337, 5.00%, due 10/15/2020                                              371,529
       1,000,000     Series 2003-81-PB, 6.00%, due 03/20/2029                                      1,024,481
         219,770     Pool 476998, 6.50%, due 07/15/2029                                              228,818
                                                                                                ------------
                                                                                                   1,624,828
                                                                                                ------------

                     TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,072,343)                         $  5,047,720
                                                                                                ------------

------------------------------------------------------------------------------------------------------------
   PAR VALUE         MUNICIPAL OBLIGATIONS -- 6.2%                                                   VALUE
------------------------------------------------------------------------------------------------------------

                     COLORADO -- 3.0%
    $  1,000,000     Denver Colorado City & County School District, 6.76%, due 12/15/2007       $  1,000,601
                                                                                                ------------

                     GEORGIA -- 3.2%
         300,000     Atlanta & Fulton County Recreation Authority, 6.625%, due 12/01/2011            308,487
         750,000     La Grange Georgia Development Authority Revenue, 6.10%, due 02/01/2010          766,770
                                                                                                ------------
                                                                                                   1,075,257
                                                                                                ------------

                     TOTAL MUNICIPAL OBLIGATIONS (Cost $2,049,708)                              $  2,075,858
                                                                                                ------------

------------------------------------------------------------------------------------------------------------
     SHARES          MONEY MARKET FUNDS -- 0.9%                                                      VALUE
------------------------------------------------------------------------------------------------------------

         318,679     State Street Institutional U.S. Government Money Market Fund, 4.09% (a)
                        (Cost $318,679)                                                         $    318,679
                                                                                                ------------

                     TOTAL INVESTMENTS AT VALUE -- 98.6% (Cost $32,837,336)                     $ 33,176,216

                     OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                                   468,936
                                                                                                ------------

                     NET ASSETS -- 100.0%                                                       $ 33,645,152
                                                                                                ============

(a) Variable rate security, the coupon rate shown is the effective interest rate as of November 30, 2007.

See accompanying notes to schedule of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
   SHARES         COMMON STOCKS -- 94.3%                                                             VALUE
------------------------------------------------------------------------------------------------------------
                  AEROSPACE & DEFENSE -- 2.6%
        1,500     Boeing Co. (The)                                                              $    138,810
        3,575     United Technologies Corp.                                                          267,303
                                                                                                ------------
                                                                                                     406,113
                                                                                                ------------
                  APPAREL -- 1.5%
        5,300     Hanesbrands, Inc. (a)                                                              149,619
        1,300     Nike, Inc. - Class B                                                                85,345
                                                                                                ------------
                                                                                                     234,964
                                                                                                ------------
                  BANKS -- 1.1%
        3,800     Bank of America Corp.                                                              175,294
                                                                                                ------------

                  BIOTECHNOLOGY -- 0.8%
        1,700     Genentech, Inc. (a)                                                                129,625
                                                                                                ------------

                  CHEMICALS -- 4.9%
        3,900     Air Products & Chemicals, Inc.                                                     386,256
        3,850     Monsanto Co.                                                                       382,575
                                                                                                ------------
                                                                                                     768,831
                                                                                                ------------
                  COAL -- 1.6%
        4,475     Peabody Energy Corp.                                                               248,989
                                                                                                ------------

                  COMMERCIAL SERVICES -- 0.9%
        6,000     Western Union Co.                                                                  135,600
                                                                                                ------------

                  COMPUTER SOFTWARE & SERVICES -- 7.0%
        7,550     Activision, Inc. (a)                                                               167,232
       17,350     Microsoft Corp.                                                                    582,960
       17,350     Oracle Corp. (a)                                                                   350,123
                                                                                                ------------
                                                                                                   1,100,315
                                                                                                ------------
                  COMPUTERS -- 7.5%
        1,500     Apple, Inc. (a)                                                                    273,330
        4,350     Cognizant Technology Solutions Corp. - Class A (a)                                 135,285
        7,300     Dell, Inc. (a)                                                                     179,142
        6,800     Hewlett-Packard Co.                                                                347,888
        2,200     International Business Machines Corp.                                              231,396
                                                                                                ------------
                                                                                                   1,167,041
                                                                                                ------------
                  COSMETICS/PERSONAL CARE -- 2.0%
        4,300     Alberto-Culver Co.                                                                 109,908
        2,675     Procter & Gamble Co. (The)                                                         197,950
                                                                                                ------------
                                                                                                     307,858
                                                                                                ------------
                  DIVERSIFIED FINANCIAL SERVICES -- 6.6%
        3,575     American Express Co.                                                               210,853
        2,200     Franklin Resources, Inc.                                                           270,996
          550     InterContinentalExchange, Inc. (a)                                                  91,828
        3,500     Janus Capital Group, Inc.                                                          117,495
        2,200     Merrill Lynch & Co., Inc.                                                          131,868
        3,100     ProLogis                                                                           202,802
                                                                                                ------------
                                                                                                   1,025,842
                                                                                                ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
   SHARES         COMMON STOCKS -- 94.3% (CONTINUED)                                                 VALUE
------------------------------------------------------------------------------------------------------------
                  ELECTRONICS -- 2.5%
        3,200     Amphenol Corp. - Class A                                                      $    138,720
        4,400     Thermo Fisher Scientific, Inc. (a)                                                 253,616
                                                                                                ------------
                                                                                                     392,336
                                                                                                ------------
                  FOOD & BEVERAGES -- 4.9%
        4,000     Coca-Cola Co. (The)                                                                248,400
        4,175     PepsiCo, Inc.                                                                      322,226
        3,950     Sysco Corp.                                                                        128,414
        1,575     Whole Foods Market, Inc.                                                            67,741
                                                                                                ------------
                                                                                                     766,781
                                                                                                ------------
                  HEALTH CARE - PRODUCTS -- 4.2%
        3,550     C.R. Bard, Inc.                                                                    300,081
        2,100     Johnson & Johnson                                                                  142,254
        2,700     Medtronic, Inc.                                                                    137,295
        2,000     St. Jude Medical, Inc. (a)                                                          79,500
                                                                                                ------------
                                                                                                     659,130
                                                                                                ------------
                  HEALTH CARE - SERVICES -- 0.9%
        2,600     UnitedHealth Group, Inc.                                                           143,000
                                                                                                ------------

                  INTERNET -- 3.7%
        4,525     eBay, Inc. (a)                                                                     151,723
          505     Google, Inc. - Class A (a)                                                         349,965
        2,700     Yahoo!, Inc. (a)                                                                    72,387
                                                                                                ------------
                                                                                                     574,075
                                                                                                ------------
                  MEDIA -- 3.3%
        3,400     Viacom Corp. - Class B (a)                                                         142,868
       11,300     Walt Disney Co. (The)                                                              374,595
                                                                                                ------------
                                                                                                     517,463
                                                                                                ------------
                  METAL FABRICATE & HARDWARE -- 1.9%
        2,025     Precision Castparts Corp.                                                          298,363
                                                                                                ------------

                  MISCELLANEOUS MANUFACTURING -- 7.0%
        1,800     3M Co.                                                                             149,868
        4,550     Danaher Corp.                                                                      395,031
        9,445     General Electric Co.                                                               361,649
        3,100     Roper Industries, Inc.                                                             196,695
                                                                                                ------------
                                                                                                   1,103,243
                                                                                                ------------
                  OIL & GAS -- 3.2%
        3,975     Apache Corp.                                                                       384,740
        1,300     Exxon Mobil Corp.                                                                  115,908
                                                                                                ------------
                                                                                                     500,648
                                                                                                ------------
                  OIL & GAS SERVICES -- 2.0%
        2,550     Cameron International Corp. (a)                                                    237,736
          800     Schlumberger Ltd.                                                                   74,760
                                                                                                ------------
                                                                                                     312,496
                                                                                                ------------
                  PHARMACEUTICALS -- 5.0%
        4,100     Abbott Laboratories                                                                235,791
        2,600     Allergan, Inc.                                                                     174,304
        4,104     Gilead Sciences, Inc. (a)                                                          191,000
        6,025     Schering-Plough Corp.                                                              188,583
                                                                                                ------------
                                                                                                     789,678
                                                                                                ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
   SHARES         COMMON STOCKS -- 94.3% (CONTINUED)                                                 VALUE
------------------------------------------------------------------------------------------------------------
                  RETAIL -- 7.7%
        7,700     Burger King Holdings, Inc.                                                    $    202,510
        2,800     Gamestop Corp. - Class A (a)                                                       160,860
        1,700     Home Depot, Inc. (The)                                                              48,552
        2,200     J.C. Penney Co., Inc.                                                               97,064
        4,525     Lowe's Cos., Inc.                                                                  110,455
        2,600     Nordstrom, Inc.                                                                     87,204
        2,300     Target Corp.                                                                       138,138
        4,100     Walgreen Co.                                                                       150,019
        4,575     Wal-Mart Stores, Inc.                                                              219,143
                                                                                                ------------
                                                                                                   1,213,945
                                                                                                ------------
                  SEMICONDUCTORS -- 5.9%
        7,225     Applied Materials, Inc.                                                            136,047
       11,300     Intel Corp.                                                                        294,704
        1,250     MEMC Electronic Materials, Inc. (a)                                                 96,975
        6,600     Microchip Technology, Inc.                                                         190,014
        6,350     Texas Instruments, Inc.                                                            200,470
                                                                                                ------------
                                                                                                     918,210
                                                                                                ------------
                  TELECOMMUNICATIONS -- 4.5%
       13,975     Cisco Systems, Inc. (a)                                                            391,580
        5,525     QUALCOMM, Inc.                                                                     225,310
        1,700     NII Holdings, Inc. (a)                                                              93,772
                                                                                                ------------
                                                                                                     710,662
                                                                                                ------------
                  TRANSPORTATION -- 1.1%
        1,825     FedEx Corp.                                                                        179,708
                                                                                                ------------

                  TOTAL COMMON STOCKS (Cost $12,743,514)                                        $ 14,780,210
                                                                                                ------------

------------------------------------------------------------------------------------------------------------
   SHARES         MONEY MARKET FUNDS -- 5.7%                                                         VALUE
------------------------------------------------------------------------------------------------------------

      886,211     State Street Institutional U.S. Government Money Market Fund,  4.09% (b)
                     (Cost $886,211)                                                            $    886,211
                                                                                                ------------

                  TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $13,629,725)                       $ 15,666,421

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                          456
                                                                                                ------------

                  NET ASSETS -- 100.0%                                                          $ 15,666,877
                                                                                                ============

(a) Non-income producing security.

(b) Variable rate security, the coupon rate shown is the effective interest rate as of November 30, 2007.

See accompanying notes to schedule of investments.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
   SHARES         COMMON STOCKS -- 98.4%                                                             VALUE
------------------------------------------------------------------------------------------------------------
                  AEROSPACE & DEFENSE -- 7.3%
       10,000     Lockheed Martin Corp.                                                         $  1,106,700
       14,500     United Technologies Corp.                                                        1,084,165
                                                                                                ------------
                                                                                                   2,190,865
                                                                                                ------------
                  APPAREL -- 2.3%
       19,000     Coach, Inc. (a)                                                                    705,660
                                                                                                ------------

                  BEVERAGES -- 3.3%
       13,000     PepsiCo, Inc.                                                                    1,003,340
                                                                                                ------------

                  BIOTECHNOLOGY -- 3.2%
       12,800     Genentech, Inc. (a)                                                                976,000
                                                                                                ------------

                  COMPUTERS -- 5.8%
        7,100     Apple, Inc. (a)                                                                  1,293,762
       23,400     EMC Corp. (a)                                                                      450,918
                                                                                                ------------
                                                                                                   1,744,680
                                                                                                ------------
                  DIVERSIFIED FINANCIAL SERVICES -- 14.6%
       17,400     American Express Co.                                                             1,026,252
        6,400     BlackRock, Inc.                                                                  1,269,568
        1,800     CME Group, Inc.                                                                  1,185,480
        7,600     Franklin Resources, Inc.                                                           936,168
                                                                                                ------------
                                                                                                   4,417,468
                                                                                                ------------
                  ELECTRONICS -- 3.6%
       10,000     Garmin Ltd.                                                                      1,073,500
                                                                                                ------------

                  ENGINEERING & CONSTRUCTION -- 1.5%
        8,800     McDermott International, Inc. (a)                                                  460,240
                                                                                                ------------

                  HEALTH CARE - PRODUCTS -- 3.7%
       15,200     Stryker Corp.                                                                    1,103,976
                                                                                                ------------

                  INTERNET -- 7.9%
       29,700     eBay, Inc. (a)                                                                     995,841
        2,000     Google, Inc. - Class A (a)                                                       1,386,000
                                                                                                ------------
                                                                                                   2,381,841
                                                                                                ------------
                  MEDIA -- 3.1%
       45,000     News Corp. - Class A                                                               948,150
                                                                                                ------------

                  METAL FABRICATE & HARDWARE -- 4.3%
        8,700     Precision Castparts Corp.                                                        1,281,858
                                                                                                ------------

                  MISCELLANEOUS MANUFACTURING -- 6.5%
       26,700     General Electric Co.                                                             1,022,343
       21,600     Manitowoc Co., Inc.                                                                947,160
                                                                                                ------------
                                                                                                   1,969,503
                                                                                                ------------
                  OIL & GAS -- 3.4%
        7,507     Transocean, Inc. (a)                                                             1,030,592
                                                                                                ------------

                  OIL & GAS SERVICES -- 6.7%
       11,500     Schlumberger Ltd.                                                                1,074,675
       15,200     Smith International, Inc.                                                          953,344
                                                                                                ------------
                                                                                                   2,028,019
                                                                                                ------------
                  PHARMACEUTICALS -- 3.9%
       25,000     Gilead Sciences, Inc. (a)                                                        1,163,500
                                                                                                ------------

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
   SHARES         COMMON STOCKS -- 98.4% (CONTINUED)                                                 VALUE
------------------------------------------------------------------------------------------------------------
                  SOFTWARE -- 6.7%
       33,300     Microsoft Corp.                                                               $  1,118,880
       45,000     Oracle Corp. (a)                                                                   908,100
                                                                                                ------------
                                                                                                   2,026,980
                                                                                                ------------
                  TELECOMMUNICATIONS -- 10.6%
       13,400     America Movil SAB de C.V. - ADR                                                    826,244
       31,200     Cisco Systems, Inc. (a)                                                            874,224
       15,800     Harris Corp.                                                                       991,766
       12,500     Nokia Oyj - ADR                                                                    491,625
                                                                                                ------------
                                                                                                   3,183,859
                                                                                                ------------

                  TOTAL COMMON STOCKS (Cost $22,955,620)                                        $ 29,690,031
                                                                                                ------------

------------------------------------------------------------------------------------------------------------
   SHARES         MONEY MARKET FUNDS -- 4.0%                                                         VALUE
------------------------------------------------------------------------------------------------------------

    1,206,392     State Street Institutional U.S. Government Money Market Fund, 4.09% (b)
                     (Cost $1,206,392)                                                          $  1,206,392
                                                                                                ------------

                  TOTAL INVESTMENTS AT VALUE -- 102.4% (Cost $24,162,012)                       $ 30,896,423

                  LIABILITES IN EXCESS OF OTHER ASSETS --  (2.4%)                                   (710,120)
                                                                                                ------------

                  NET ASSETS -- 100.0%                                                          $ 30,186,303
                                                                                                ============

(a) Non-income producing security.

(b) Variable rate security, the coupon rate shown is the effective interest rate as of November 30, 2007.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
    SHARES         COMMON STOCKS -- 94.8%                                                            VALUE
------------------------------------------------------------------------------------------------------------
                   AUTO MANUFACTURERS -- 0.9%
         2,400     PACCAR, Inc.                                                                 $    121,464
                                                                                                ------------

                   BANKS -- 6.1%
         7,242     Bank of America Corp.                                                             334,074
         4,800     KeyCorp                                                                           126,432
         5,200     Wachovia Corp.                                                                    223,600
         4,000     Wells Fargo & Co.                                                                 129,720
                                                                                                ------------
                                                                                                     813,826
                                                                                                ------------
                   BIOTECHNOLOGY -- 3.3%
         2,600     Amgen, Inc. (a)                                                                   143,650
         3,900     Genzyme Corp. (a)                                                                 292,227
                                                                                                ------------
                                                                                                     435,877
                                                                                                ------------
                   BUILDING MATERIALS -- 0.9%
         5,300     Masco Corp.                                                                       118,720
                                                                                                ------------

                   CHEMICALS -- 3.4%
         2,300     Ashland, Inc.                                                                     113,252
         8,154     Dow Chemical Co. (The)                                                            341,979
                                                                                                ------------
                                                                                                     455,231
                                                                                                ------------
                   COMMERCIAL SERVICES -- 0.9%
         3,300     Moody's Corp.                                                                     124,278
                                                                                                ------------

                   COMPUTERS -- 3.7%
         8,900     Dell, Inc. (a)                                                                    218,406
        13,800     Electronic Data Systems Corp.                                                     279,588
                                                                                                ------------
                                                                                                     497,994
                                                                                                ------------
                   DIVERSIFIED FINANCIAL SERVICES -- 4.2%
         2,400     Bear Stearns Cos., Inc. (The)                                                     239,280
         7,000     CIT Group, Inc.                                                                   186,200
         2,400     Morgan Stanley                                                                    126,528
                                                                                                ------------
                                                                                                     552,008
                                                                                                ------------
                   FOOD & BEVERAGES -- 5.4%
        11,628     Sysco Corp.                                                                       378,026
         7,948     Whole Foods Market, Inc.                                                          341,844
                                                                                                ------------
                                                                                                     719,870
                                                                                                ------------
                   GAS -- 2.0%
         3,100     Nicor, Inc.                                                                       130,634
         7,000     NiSource, Inc.                                                                    129,570
                                                                                                ------------
                                                                                                     260,204
                                                                                                ------------
                   HEALTH CARE - PRODUCTS -- 1.9%
         3,800     Johnson & Johnson                                                                 257,412
                                                                                                ------------

                   HEALTH CARE - SERVICES -- 6.0%
         5,000     Aetna, Inc.                                                                       279,400
         4,700     United Health Group, Inc.                                                         258,500
         3,000     WellPoint, Inc. (a)                                                               252,630
                                                                                                ------------
                                                                                                     790,530
                                                                                                ------------
                   INTERNET -- 2.2%
         8,598     eBay, Inc. (a)                                                                    288,291
                                                                                                ------------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
    SHARES         COMMON STOCKS -- 94.8% (CONTINUED)                                                VALUE
------------------------------------------------------------------------------------------------------------
                   IRON/STEEL -- 1.0%
         2,200     Nucor Corp.                                                                  $    130,262
                                                                                                ------------

                   LEISURE TIME -- 1.9%
         5,300     Harley-Davidson, Inc.                                                             254,506
                                                                                                ------------

                   MACHINERY-DIVERSIFIED -- 2.7%
         5,259     Rockwell Automation, Inc.                                                         357,034
                                                                                                ------------

                   MINING -- 4.4%
         1,100     Freeport-McMoRan Copper & Gold, Inc.                                              108,823
         9,452     Newmont Mining Corp.                                                              469,670
                                                                                                ------------
                                                                                                     578,493
                                                                                                ------------
                   MISCELLANEOUS MANUFACTURING -- 3.6%
         2,800     Dover Corp.                                                                       129,584
         9,077     General Electric Co.                                                              347,558
                                                                                                ------------
                                                                                                     477,142
                                                                                                ------------
                   OIL & GAS -- 8.0%
         2,400     ConocoPhillips                                                                    192,096
         2,800     Occidental Petroleum Corp.                                                        195,356
         8,873     Rowan Cos., Inc.                                                                  314,104
         2,593     Transocean, Inc. (a)                                                              355,954
                                                                                                ------------
                                                                                                   1,057,510
                                                                                                ------------
                   OIL & GAS SERVICES -- 2.7%
         9,921     Halliburton Co.                                                                   363,208
                                                                                                ------------

                   PACKAGING & CONTAINERS -- 0.9%
         4,400     Bemis Co., Inc.                                                                   119,372
                                                                                                ------------

                   PHARMACEUTICALS -- 2.9%
         9,300     Pfizer, Inc.                                                                      220,968
         5,100     Schering-Plough Corp.                                                             159,630
                                                                                                ------------
                                                                                                     380,598
                                                                                                ------------
                   RETAIL -- 8.8%
        17,151     Gap, Inc. (The)                                                                   349,880
         5,000     Kohl's Corp. (a)                                                                  246,400
        12,600     Limited Brands, Inc.                                                              253,008
         5,421     Target Corp.                                                                      325,585
                                                                                                ------------
                                                                                                   1,174,873
                                                                                                ------------
                   SEMICONDUCTORS -- 9.0%
        22,477     Applied Materials, Inc.                                                           423,242
        19,438     Intel Corp.                                                                       506,943
        19,500     QLogic Corp. (a)                                                                  263,640
                                                                                                ------------
                                                                                                   1,193,825
                                                                                                ------------
                   TELECOMMUNICATIONS -- 8.0%
        12,959     AT&T, Inc.                                                                        495,163
        16,900     Motorola, Inc.                                                                    269,893
         7,180     QUALCOMM, Inc.                                                                    292,800
                                                                                                ------------
                                                                                                   1,057,856
                                                                                                ------------

                   TOTAL COMMON STOCKS (Cost $11,618,462)                                       $ 12,580,384
                                                                                                ------------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
    SHARES         MONEY MARKET FUNDS -- 4.2%                                                        VALUE
------------------------------------------------------------------------------------------------------------
       554,419     State Street Institutional U.S. Government Money Market Fund,  4.09% (b)
                      (Cost $554,419)                                                           $    554,419
                                                                                                ------------

                   TOTAL INVESTMENTS AT VALUE -- 99.0% (Cost $12,172,881)                       $ 13,134,803

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                                     134,408
                                                                                                ------------

                   NET ASSETS -- 100.0%                                                         $ 13,269,211
                                                                                                ============

(a) Non-income producing security.

(b) Variable rate security, the coupon rate shown is the effective interest rate as of November 30, 2007.

See accompanying notes to schedule of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 94.8%                                                                  VALUE
------------------------------------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 4.7%
     15,000  Goodrich Corp.                                                                     $  1,069,350
                                                                                                ------------

             CHEMICALS -- 4.0%
     14,750  E.I. du Pont de Nemours & Co.                                                           680,713
     30,000  Georgia Gulf Corp.                                                                      223,200
                                                                                                ------------
                                                                                                     903,913
                                                                                                ------------
             ELECTRIC -- 2.2%
     25,550  Duke Energy Corp.                                                                       505,635
                                                                                                ------------

             ELECTRONICS -- 1.9%
     34,400  Vishay Intertechnology, Inc. (a)                                                        429,656
                                                                                                ------------

             HEALTH CARE - PRODUCTS -- 2.8%
     50,000  Boston Scientific Corp. (a)                                                             631,500
                                                                                                ------------

             MEDIA -- 3.4%
     20,000  Media General, Inc. - Class A                                                           495,400
      8,881  Tribune Co.                                                                             275,666
                                                                                                ------------
                                                                                                     771,066
                                                                                                ------------
             MINING -- 11.9%
     22,000  Alcoa, Inc.                                                                             800,140
     25,000  Barrick Gold Corp.                                                                    1,012,750
     18,000  Newmont Mining Corp.                                                                    894,420
                                                                                                ------------
                                                                                                   2,707,310
                                                                                                ------------
             MISCELLANEOUS MANUFACTURING -- 2.8%
     25,000  Trinity Industries, Inc.                                                                632,750
                                                                                                ------------

             OIL & GAS -- 15.8%
     16,000  Marathon Oil Corp.                                                                      894,400
     12,000  Nabors Industries Ltd. (a)                                                              322,800
     26,450  Rowan Cos., Inc.                                                                        936,330
     10,494  Transocean, Inc. (a)                                                                  1,440,721
                                                                                                ------------
                                                                                                   3,594,251
                                                                                                ------------
             OIL & GAS SERVICES -- 15.4%
      7,000  Baker Hughes, Inc.                                                                      561,890
     50,000  Grey Wolf, Inc. (a)                                                                     254,000
     34,000  Halliburton Co.                                                                       1,244,740
     12,000  Helmerich & Payne, Inc.                                                                 414,600
     21,000  Tidewater, Inc.                                                                       1,026,690
                                                                                                ------------
                                                                                                   3,501,920
                                                                                                ------------
             PHARMACEUTICALS -- 7.0%
     30,000  Pfizer, Inc.                                                                            712,800
     28,000  Schering-Plough Corp.                                                                   876,400
                                                                                                ------------
                                                                                                   1,589,200
                                                                                                ------------
             PIPELINES -- 3.3%
     30,000  Spectra Energy Corp.                                                                    739,200
                                                                                                ------------

             RETAIL -- 5.4%
     34,000  Gap, Inc.                                                                               693,600
      5,000  Sears Holdings Corp. (a)                                                                527,550
                                                                                                ------------
                                                                                                   1,221,150
                                                                                                ------------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
  SHARES     COMMON STOCKS -- 94.8% (CONTINUED)                                                      VALUE
------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS -- 3.4%
     17,000  Applied Materials, Inc.                                                            $    320,110
     17,000  Intel Corp.                                                                             443,360
                                                                                                ------------
                                                                                                     763,470
                                                                                                ------------
             SOFTWARE -- 5.1%
     15,000  Avocent Corp. (a)                                                                       373,500
     18,000  Microsoft Corp.                                                                         604,800
    100,000  Sanmina-SCI Corp. (a)                                                                   177,000
                                                                                                ------------
                                                                                                   1,155,300
                                                                                                ------------
             TELECOMMUNICATIONS -- 5.7%
     20,000  AT&T, Inc.                                                                              764,200
     12,000  Verizon Communications, Inc.                                                            518,520
                                                                                                ------------
                                                                                                   1,282,720
                                                                                                ------------

             TOTAL COMMON STOCKS (Cost $15,422,290)                                             $ 21,498,391
                                                                                                ------------

------------------------------------------------------------------------------------------------------------
  SHARES     MONEY MARKET FUNDS -- 2.8%
------------------------------------------------------------------------------------------------------------

    638,755  State Street Institutional U.S. Government Money Market Fund, 4.09% (b)
                (Cost $638,755)                                                                 $    638,755
                                                                                                ------------

             TOTAL INVESTMENTS AT VALUE -- 97.6% (Cost $16,061,045)                             $ 22,137,146

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%                                           530,948
                                                                                                ------------

             NET ASSETS -- 100.0%                                                               $ 22,668,094
                                                                                                ============

(a) Non-income producing security.

(b) Variable rate security, the coupon rate shown is the effective interest rate as of November 30, 2007.

See accompanying notes to schedule of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)

1. SECURITIES VALUATION

Securities, other than short-term securities, held by the Monteagle Fixed Income Fund, the Monteagle Quality Growth Fund, the Monteagle Large Cap Growth Fund, the Monteagle Select Value Fund and the Monteagle Value Fund for which market quotations are readily available are valued at current market value using the last reported sales price or the official closing price, as applicable, provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing service. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At November 30, 2007, no securities were valued at fair value. Securities with maturities of 60 days or less are valued at amortized cost.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of specific identification.

3. FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2007:

                              Fixed Income    Quality Growth     Large Cap      Select Value
                                  Fund             Fund         Growth Fund         Fund         Value Fund
                              ------------    --------------    ------------    ------------    ------------
Tax cost                      $ 32,837,336    $   13,679,406    $ 24,162,012    $ 12,172,881    $ 16,061,045
                              ============    ==============    ============    ============    ============

Unrealized appreciation       $    478,510    $    2,567,328    $  7,089,175    $  1,286,725    $  7,427,806
Unrealized depreciation           (139,630)         (580,313)       (354,764)       (324,803)     (1,351,705)
                              ------------    --------------    ------------    ------------    ------------
Net unrealized appreciation   $    338,880    $    1,987,015    $  6,734,411    $    961,922    $  6,076,101
                              ============    ==============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Monteagle Quality Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Monteagle Funds
             ----------------------------------------------------

By (Signature and Title)*     /s/ Carl C. Peterson
                           --------------------------------------
                              Carl C. Peterson, President

Date          January 28, 2008
     --------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Carl C. Peterson
                           --------------------------------------
                              Carl C. Peterson, President

Date          January 28, 2008
     --------------------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                           --------------------------------------
                              Mark J. Seger, Treasurer

Date          January 28, 2008
     --------------------------------------

* Print the name and title of each signing officer under his or her signature.